OTHER PAYABLES AND ACCRUALS	3 Months Ended
Mar. 31, 2024
Disclosure Of Other Payables And Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS	OTHER PAYABLES AND ACCRUALS

	March 31, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Accrued payroll	19,185	30,974
Accrued expense	88,323	71,462
Other payables	11,351	11,944
Payable for collaboration assets	14,171	16,338
Other tax payables	2,982	2,084
Total	136,012	132,802
Other payables are non-interest-bearing and repayable on demand.